Cover	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Original 8-K solely to expand the disclosure regarding the Payment Default to specify the default provisions that were triggered upon the Payment Default and related disclosure. There are no other modifications or updates to any of the information made in the Original 8-K.
Document Period End Date	Dec. 29, 2022
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 White Plains Road – Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	(888)
Local Phone Number	888-6444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable
Trading Symbol	Not applicable
Security Exchange Name	NONE
Entity Emerging Growth Company	false